SHORT-TERM INVESTMENTS (Schedule of Interest Income Recognized on Held-To-Maturity Investments) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
SHORT TERM INVESTMENTS [Abstract]
Interest income recognized on held-to-maturity investments	$ 1,085	¥ 7,027